Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial liabilities based on contractual undiscounted payments

The table below presents the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

December 31, 2020:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$781	$—	$—	$—	$—	$—	$781
Other accounts payable	3,340	—	—	—	—	—	3,340
Liability in respect of research and development grants	388	713	893	1,261	1,793	8,108	13,156
Lease liability	463	299	13	—	—	—	775

	$4,972	$1,012	$906	$1,261	$1,793	$8,108	$18,052

December 31, 2019:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,320	$—	$—	$—	$—	$—	$1,320
Other accounts payable	2,965	—	—	—	—	—	2,965
Long-term liabilities	1	1	—	—	—	—	2
Liability in respect of research and development grants	810	1,050	1,335	1,635	1,980	6,792	13,602
Lease liability	572	449	271	—	—	—	1,292

	$5,668	$1,500	$1,606	$1,635	$1,980	$6,792	$19,181

Schedule of financial liabilities measured at fair value

Financial liabilities measured at fair value:

December 31, 2020:

Level 2
Opening balance at January 1, 2020	$78
Amounts transferred to the statement of comprehensive loss as finance income	(40)

Closing balance at December 31, 2020	$38

Schedule of sensitivity tests relating to changes in foreign currency

Sensitivity tests relating to changes in foreign currency:

	December 31,
	2020	2019
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	(50)	(88)
Decrease of 5% in exchange rate	50	88